UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2000

Check here if Amendment [    ]; Amendment Number:
                                                  ----
This Amendment (Check only one.):   [    ] is a restatement.
                                    [    ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Laurel Trust Company
Address:  551 Main Street
          Johnstown, PA 15901

Form 13F File Number:     28-07668

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mr. Kim Craig
Title:     President and Chief Operating Officer
Phone:     814 536 2110

Signature, Place, and Date of Signing:

/s/ Kim Craig                Johnstown, Pennsylvania            August 4, 2000
-----------------            -----------------------            --------------
[Signature]                       [City, State]                    [Date]

Report Type:

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[   ]     13F NOTICE.  (Check here if no holdings  reported  are in this report, and all holdings are reported by other reporting manager(s).)

[   ]     13F COMBINATION  REPORT.  (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                                2

Form 13F Information Table Entry Total:                           93

Form 13F Information Table Value Total:                           $169,354
                                                                  (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.          Form 13F File Number               Name

1            28-07666                           BT Financial Corporation
2            28-5411                            Laurel Investment Advisors, Inc.


                                               FORM 13F INFORMATION TABLE


                                 TITLE OF CLASS     CUSIP     VALUE    SHRS OR  SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                                      NUMBER   (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------  ----------------  ---------- --------  -------- ---- ----  ----------  -------- -------------------
ABBOTT LABS                           COM          2824100     3169     71138   SH           OTHER               70666    11   461
ALTERA CORPORATION                    COM          21441100    202       1982   SH           OTHER               1982     0     0
AMERICA ONLINE INC DEL                COM         02364J104    1016     19293   SH           OTHER               19293    0     0
AMERICAN EXPRESS CO                   COM          25816109    282       5424   SH           OTHER               5424     0     0
AMERICAN GENERAL CORP                 COM          26351106    222       3648   SH           OTHER               3648     0     0
AMERICAN HOME PRODS CORP              COM          26609107    375       6389   SH           OTHER               6389     0     0
AMERICAN INTL GROUP INC               COM          26874107    4821     41036   SH           OTHER               40746    20   270
AMGEN INC                             COM          31162100    6088     86667   SH           OTHER               86667    0     0
AUTOMATIC DATA PROCESSING INC         COM          53015103    4693     87635   SH           OTHER               86864   200   571
BP AMOCO PLC                     SPONSORED ADR     55622104    332       5876   SH           OTHER               5876     0     0
BT FINL CORP                          COM          55763106    2390     138553  SH           OTHER              138553    0     0
BT FINL CORP                          COM          55763106    436      25279   SH          DEFINED              25179    0    100
BANK OF AMERICA CORPORATION           COM          60505104    242       5645   SH           OTHER               5645     0     0
BANKNORTH GROUP INC NEW               COM         06646R107    197      12892   SH           OTHER               12892    0     0
BELL ATLANTIC CORP                    COM          77853109    794      15635   SH           OTHER               15635    0     0
BELLSOUTH CORP                        COM          79860102    279       6548   SH           OTHER               6548     0     0
BESTFOODS                             COM         08658U101    208       3011   SH           OTHER               3011     0     0
CARDINAL HEALTH INC                   COM         14149Y108    433       5854   SH           OTHER               5854     0     0
CATERPILLAR INC DEL                   COM         149123101    577      17050   SH           OTHER               17018    32    0
CISCO SYS INC                         COM         17275R102    9959     156692  SH           OTHER              155132   400   1160
CISCO SYS INC                         COM         17275R102    330       5200   SH          DEFINED              5200     0     0
CITIGROUP INC                         COM         172967101    5654     93853   SH           OTHER               91315    66   2472
COCA COLA CO                          COM         191216100    331       5775   SH           OTHER               5775     0     0
COMPUTER ASSOC INTL INC               COM         204912109    762      14905   SH           OTHER               14905    0     0
DELL COMPUTER CORP                    COM         247025109    2252     45682   SH           OTHER               45512   100    70
DU PONT E I DE NEMOURS & CO           COM         263534109    1249     28571   SH           OTHER               28571    0     0
E M C CORP MASS                       COM         268648102    9498     123464  SH           OTHER              123064   400    0
E M C CORP MASS                       COM         268648102    224       2920   SH          DEFINED              2920     0     0
EASTMAN KODAK CO                      COM         277461109    1022     17200   SH           OTHER               12663    25   4512
EXXON MOBIL CORP                      COM         30231G102    3077     39208   SH           OTHER               39130    38    40
FEDERAL HOME LN MTG CORP              COM         313400301    2070     51123   SH           OTHER               50734    25   364
FEDERAL NATL MTG ASSN                 COM         313586109    279       5360   SH           OTHER               5360     0     0

                                 TITLE OF CLASS     CUSIP     VALUE    SHRS OR  SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                                      NUMBER   (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------  ----------------  ---------- --------  -------- ---- ----  ----------  -------- -------------------
FIRST COMWLTH FINL CORP PA            COM         319829107    219      24216   SH           OTHER               22216    0    2000
GTE CORP                              COM         362320103    724      11645   SH           OTHER               11645    0     0
GENERAL ELEC CO                       COM         369604103    6205     117083  SH           OTHER              116369    42   672
GENERAL ELEC CO                       COM         369604103    465       8784   SH          DEFINED              5784     0    3000
GENERAL MTRS CORP                     COM         370442105    830      14311   SH           OTHER               14285    26    0
GILLETTE CO                           COM         375766102    1470     42106   SH           OTHER               41656    17   433
HEINZ H J CO                          COM         423074103    207       4750   SH           OTHER               4750     0     0
HEWLETT PACKARD CO                    COM         428236103    228       1830   SH           OTHER               1830     0     0
HOME DEPOT INC                        COM         437076102    1723     34526   SH           OTHER               34428    0     98
HONEYWELL INTL INC                    COM         438516106    294       8757   SH           OTHER               8757     0     0
HUNTINGTON BANCSHARES INC             COM         446150104    5007     316706  SH           OTHER              316706    0     0
INTEL CORP                            COM         458140100    8556     64008   SH           OTHER               63601    0    407
INTEL CORP                            COM         458140100    408       3055   SH          DEFINED              3055     0     0
INTERNATIONAL BUSINESS MACHS          COM         459200101    6291     57426   SH           OTHER               57104    22   300
INTERNATIONAL BUSINESS MACHS          COM         459200101    273       2495   SH          DEFINED              1495     0    1000
INTL PAPER CO                         COM         460146103    233       7831   SH           OTHER               7817     14    0
I SHARES TRUST                  S & P 500 INDEX   464287200    509       3500   SH           OTHER               3500     0     0
JOHNSON & JOHNSON                     COM         478160104    625       6145   SH           OTHER               6145     0     0
LINEAR TECHNOLOGY CORP                COM         535678106    1128     17652   SH           OTHER               17652    0     0
LUCENT TECHNOLOGIES INC               COM         549463107    3250     54868   SH           OTHER               54643    0    225
LUCENT TECHNOLOGIES INC               COM         549463107    264       4472   SH          DEFINED              4012     0    460
MBNA CORP                             COM         55262L100    3423     126225  SH           OTHER              125264    63   898
MAXIM INTEGRATED PRODS INC            COM         57772K101    1106     16291   SH           OTHER               16291    0     0
MCDONALDS CORP                        COM         580135101    292       8880   SH           OTHER               8880     0     0
MEDTRONIC INC                         COM         585055106    4877     97925   SH           OTHER               95673    48   2204
MELLON FINL CORP                      COM         58551A108    256       7045   SH           OTHER               7045     0     0
MERCK & CO INC                        COM         589331107    4508     58841   SH           OTHER               58507    20   314
MERCK & CO INC                        COM         589331107    324       4231   SH          DEFINED              4231     0     0
MERRILL LYNCH & CO INC                COM         590188108    5095     44311   SH           OTHER               43947    50   314
MICROSOFT CORP                        COM         594918104    4049     50614   SH           OTHER               50262    30   322
MINNESOTA MNG & MFG CO                COM         604059105    1090     13217   SH           OTHER               13195    22    0
MORGAN J P & CO INC                   COM         616880100    1075      9763   SH           OTHER               9744     19    0
NORTHERN TR CORP                      COM         665859104    4615     70937   SH           OTHER               70319   100   518
ORACLE CORP                           COM         68389X105    3137     37326   SH           OTHER               37176   100    50
PEPSICO INC                           COM         713448108    745      16790   SH           OTHER               16790    0     0

                                 TITLE OF CLASS     CUSIP     VALUE    SHRS OR  SH/  PUT/  INVESTMENT  OTHER      VOTING AUTHORITY
NAME OF ISSUER                                      NUMBER   (X$1000)  PRN AMT  PRN  CALL  DISCRETION  MANAGERS  SOLE  SHARED  NONE
------------------------------  ----------------  ---------- --------  -------- ---- ----  ----------  -------- -------------------
PFIZER INC                            COM         717081103    3039     63325   SH           OTHER               63088    6    231
PHARMACIA CORPORATION                 COM         71713U102    201       3890   SH           OTHER               3890     0     0
PROCTER & GAMBLE CO                   COM         742718109    522       9130   SH           OTHER               9130     0     0
QUALCOMM INC                          COM         747525103    231       3859   SH           OTHER               3859     0     0
RAMBUS INC DEL                        COM         750917106    2472     24000   SH           OTHER               24000    0     0
ROYAL DUTCH PETE CO             NY REG GLD 1.25   780257804    240       3900   SH           OTHER               3900     0     0
S & T BANCORP INC                     COM         783859101    219      12032   SH           OTHER               12032    0     0
SBC COMMUNICATIONS INC                COM         78387G103    1571     36340   SH           OTHER               36289    51    0
SBC COMMUNICATIONS INC                COM         78387G103    220       5105   SH          DEFINED              4309     0    796
SAFEWAY INC                         COM NEW       786514208    3134     69666   SH           OTHER               69202    35   429
SCHERING PLOUGH CORP                  COM         806605101    367       7276   SH           OTHER               7276     0     0
SCHWAB CHARLES CORP NEW               COM         808513105    2637     78450   SH           OTHER               78450    0     0
SPRINT CORPORATION               COM FON GROUP    852061100    205       4034   SH           OTHER               4034     0     0
SUN MICROSYSTEMS                      COM         866810104    561       6175   SH           OTHER               6175     0     0
SUSQUEHANNA BANCSHARES INC            COM         869099101    713      50100   SH           OTHER               50100    0     0
TEXTRON INC                           COM         883203101    964      17755   SH           OTHER               17755    0     0
THREE RIVRS BANCORP INC               COM         88562Q107    351      53620   SH           OTHER               53620    0     0
TIME WARNER INC                       COM         887315109    204       2685   SH           OTHER               2685     0     0
TYCO INTL LTD NEW                     COM         902124106    3324     70182   SH           OTHER               70182    0     0
US BANCORP DEL                        COM         902973106    376      19572   SH           OTHER               19572    0     0
USBANCORP INC PA                      COM         917292104    379      106506  SH           OTHER              106506    0     0
VERITAS SOFTWARE CO                   COM         923436109    305       2700   SH           OTHER               2700     0     0
VIACOM INC                            CLB         925524308    6585     96598   SH           OTHER               95824    45   729
VIACOM INC                            CLB         925524308    248       3648   SH          DEFINED              3464     0    184
WAL MART STORES INC                   COM         931142103    2873     49878   SH           OTHER               49327    0    551
WORLDCOM INC GA NEW                   COM         98157D106    449       9805   SH           OTHER               9805     0     0

GRAND TOTALS                                                  169354   3328301                                 3300119  2027  26155

